CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Assets
Cash and due from banks	$ 2,789	$ 3,372
Short-term investments	87,061	78,887
Total cash and cash equivalents	89,850	82,259
Available-for-sale securities, at fair value	101,908	113,881
Loans held for sale	9,035	11,945
Loans	612,137	516,416
Less: Allowance for loan losses	1,926	1,367
Loans, net	610,211	515,049
Premises and equipment, net	8,253	9,135
Real estate owned and other repossessed collateral, net	1,651	1,991
Federal Home Loan Bank stock, at cost	4,102	4,102
Intangible assets, net	2,209	2,798
Bank owned life insurance	15,276	14,836
Other assets	8,335	5,935
Total assets	850,830	761,931
Deposits
Demand	60,383	50,140
Savings and interest checking	100,134	98,340
Money market	168,527	83,901
Time	345,715	341,948
Total deposits	674,759	574,329
Federal Home Loan Bank advances	30,188	42,824
Wholesale repurchase agreements	10,037	10,199
Short-term borrowings	2,349	2,984
Junior subordinated debentures issued to affiliated trusts	8,626	8,440
Capital lease obligation	1,368	1,558
Other liabilities	10,664	9,531
Total liabilities	$ 737,991	$ 649,865
Commitments and contingencies
Stockholders' equity
Preferred stock, $1.00 par value, 1,000,000 shares authorized; no shares issued and outstanding at June 30, 2015 and June 30, 2014
Additional paid-in capital	$ 85,506	$ 90,914
Retained earnings	19,033	12,294
Accumulated other comprehensive loss	(1,288)	(1,283)
Total stockholders' equity	112,839	112,066
Total liabilities and stockholders' equity	850,830	761,931
Voting common stock
Stockholders' equity
Common stock	8,575	9,260
Total stockholders' equity	8,575	9,260
Non-voting common stock
Stockholders' equity
Common stock	1,013	881
Total stockholders' equity	$ 1,013	$ 881